Income Tax (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2021 CNY (¥)
Income Tax [Line Items]
Applicable tax rate (in Dollars) | $		$ 2
Assessable profits percentage	8.25%	8.25%
Income tax rate percentage	50.00%	50.00%
Net operating losses	¥ 40,527,246		¥ 32,816,828	¥ 50,847,271
Reversed valuation allowance			(1,163,918)	2,119,236
Valuation allowance	10,366,052		7,046,758	10,561,303			¥ 16,724,075
Unrecognized tax benefits	1,026,964		1,026,964
Deferred tax assets	4,517,779		4,434,426
Accrued interest (in Dollars) | $
Tax liability	¥ 100,000
Hong Kong [Member]
Income Tax [Line Items]
Applicable tax rate (in Dollars) | $		$ 2
Assessable profits percentage	16.50%	16.50%
PRC [Member]
Income Tax [Line Items]
Income tax rate percentage	25.00%	25.00%
Deferred Tax Assets [Member]
Income Tax [Line Items]
Deferred tax assets			¥ 1,026,964